Balance Sheet Location and Fair Value of Company (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Prepaid Expenses and Other Current Assets [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Prepaid Expenses and Other Current Assets [Member] Foreign Currency Contracts [Member]	Mar. 31, 2014 Other Accrued Liabilities [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Other Accrued Liabilities [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Prepaid Expenses and Other Current Assets [Member] Foreign Currency Contracts [Member]	Dec. 31, 2012 Successor [Member] Prepaid Expenses and Other Current Assets [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Successor [Member] Other Accrued Liabilities [Member] Foreign Currency Contracts [Member]	Dec. 31, 2012 Successor [Member] Other Accrued Liabilities [Member] Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments, assets			$ 2,055	$ 2,738					$ 2,738	$ 1,314
Derivatives not designated as hedging instruments, liabilities					(2,399)	(662)					(662)	(474)
Total derivatives not designated as hedging instruments	$ (344)	$ 2,076					$ 2,076	$ 840